UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06515
Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)
(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2010
Date of reporting period: April 30, 2010

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2010

Total Return for the 6 Months Ended April 30, 2010

				Barclays	Lipper
				Capital	Multi-
				Intermediate	Sector
				U.S.	Income
				Government/	Funds
Class A	Class B	Class C	Class I	Credit Index[1]	Index[2]
5.17%	5.04%	4.86%	5.26%	2.29%	7.68%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Overall, economic data released during the six-month reporting period indicated ongoing improvement in the economy. Gross domestic product (GDP) estimates for the first quarter of 2010 showed the economy was still expanding, marking the third consecutive quarter of positive GDP growth. Core inflation has remained steady and well within the Federal Reserve’s implicit target range. Mixed signals came from the housing market, with increases in housing starts but declines in existing home sales in the first quarter of this year. On the jobs front, although job creation continued to rise, unemployment remained high as job growth motivated more people to enter the labor market.

The investment grade corporate credit market continued to advance as yield spreads tightened over the course of the period to 143 basis points over Treasuries at the end of April, as measured by the Barclays Capital Corporate Bond Index. Financials was the best performing sector, and lower coupon and longer dated issues outperformed higher coupon and shorter dated issues, respectively. Despite a full new issuance calendar recently, volumes began to taper off in April, as is typical for the beginning of the first quarter earnings reporting season. High yield corporate credit outpaced investment grade credit, with first-quarter returns largely exceeding expectations as numerous sectors experienced revenue growth amid ongoing cost reduction efforts that resulted in profitability gains. Furthermore, default rates for U.S. high yield have begun to decline. High yield issuers have refinanced near-term maturities and amended stringent covenant terms, prompting rating agencies to forecast that default rates could fall to a range of 2.5 percent to 4.0 percent by year end.

Emerging market debt (EMD) also posted strong performance for the period, boosted by robust fundamentals in emerging economies. Markets continued to build positions in EMD based on the optimistic growth outlook for emerging markets for 2010. The environment appears to be broadly constructive for emerging market currencies as well, which have been supported by higher carry, low debt levels, and continued portfolio flows.

Performance Analysis

All share classes of Morgan Stanley Flexible Income Trust outperformed the Barclays Capital Intermediate U.S. Government/Credit Index (the “Index”) and underperformed the Lipper Multi-Sector Income Funds Index for the six months ended April 30, 2010, assuming no deduction of applicable sales charges.

The primary contributors to the Fund’s relative outperformance were positions in high yield corporate credit and EMD. Neither of these sectors is represented in the Index and both realized particularly strong performance for the period.

Within the Fund’s investment grade corporate credit holdings, select overweights in the banking, food and beverage, and insurance sectors were also additive to relative performance as significant spread tightening in these sectors led to their strong performance. Underweight positions were primarily focused in consumer-driven and cyclical sectors including airlines, electronics, and transportation, which detracted somewhat from performance as lower quality credits and more cyclical sectors generally outperformed. However, we have selectively increased the Fund’s exposure to names in some of the more cyclical sectors that we believe are attractively valued.

The Fund’s interest rate swap positions also enhanced performance. We employed tactical strategies involving interest rate swaps that were designed to take advantage of anomalies across the swap curve.

The Fund’s yield curve positioning, however, was less advantageous. The Fund was positioned for a flattening of the yield curve between the 2-year and 5-year maturity segments. This positioning detracted from performance as the flattening of the curve did not materialize to the extent we anticipated during the period. A small position in foreign currencies also hindered relative returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 04/30/10*

Domestic Corporate Bonds	52.2%
U.S. Government Agencies & Obligations	24.3
Foreign Government & Corporate Bonds	13.7
Collateralized Mortgage Obligations	4.2
Short-Term Investments	2.3
U.S. Government Agencies — Mortgage-Backed Securities	1.3
Asset-Backed Securities	1.0
Municipal Bonds	0.7
Preferred Stocks	0.2
Common Stocks	0.1

LONG-TERM CREDIT ANALYSIS as of 04/30/10
AAA	20.7%
AA	2.2
A	4.0
BBB	17.5
BB	29.5
B	25.0
NR	1.1

* Does not include long/short futures contracts with an underlying face value of $59,211,595 and net unrealized appreciation of $208,566. Also does not include open forward foreign currency contracts with net unrealized depreciation of $36,487 and the value of securities held as collateral on loaned securities.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data is as a percentage of total investments excluding the value of securities held as collateral on loaned securities and long-term credit analysis data is as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65 percent of its net assets in any one asset class or market segment. The Investment Adviser has the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s website at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s website at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended April 30, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 04/09/92)		(since 07/28/97)		(since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	21.42%[3]		20.85%[3]		20.69%[3]		21.80%[3]
	16.26	[4]	15.85	[4]	19.69	[4]	—

5 Years	4.16	[3]	3.56	[3]	3.53	[3]	4.44	[3]
	3.26	[4]	3.26	[4]	3.53	[4]	—

10 Years	3.69	[3]	3.18	[3]	3.06	[3]	3.94	[3]
	3.24	[4]	3.18	[4]	3.06	[4]	—

Since Inception	3.13	[3]	3.94	[3]	2.49	[3]	3.39	[3]
	2.78	[4]	3.94	[4]	2.49	[4]	—

Gross Expense Ratio	1.17		1.77		1.77		0.92

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Sector Income Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/09 – 04/30/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			11/01/09 –
	11/01/09	04/30/10	04/30/10
Class A
Actual (5.17% return)	$1,000.00	$1,051.70	$6.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.84	$6.01
Class B
Actual (5.04% return)	$1,000.00	$1,050.40	$9.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00
Class C
Actual (4.86% return)	$1,000.00	$1,048.60	$9.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.87	$9.00
Class I
Actual (5.26% return)	$1,000.00	$1,052.60	$4.83
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.08	$4.76

@	Expenses are equal to the Fund’s annualized expense ratios of 1.20%, 1.80%, 1.80% and 0.95% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited)

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE
		Foreign Government & Corporate Bonds (24.5%)
		Argentina (0.6%)
		Foreign Government Obligations
	$1,472	Argentina Bonos	0	.389(a)%	08/03/12	$500,112
	241	Argentina Government International Bond (b)	8.28		12/31/33	180,216

		Total Argentina				680,328

		Australia (0.4%)
		Government Guaranteed Non-U.S.
	250	National Australia Bank Ltd. (144A) (c)	3.375		07/08/14	259,764
	180	National Australia Bank Ltd. (144A) (c)	3.75		03/02/15	184,016

		Total Australia				443,780

		Bermuda (0.2%)
		Satellite Telecommunication
	154	Intelsat Bermuda Ltd. (Bermuda) (b)(d)	11.50		02/04/17	163,306

		Brazil (2.5%)
		Foreign Government Obligations
	160	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	5.50		07/12/20	160,000
	250	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	6.369		06/16/18	263,750
BRL	724	Brazil Notas do Tesouro Nacional Serie F	10.00		01/01/17	386,301
	1,161	Brazil Notas do Tesouro Nacional Serie F	10.00		01/01/21	576,299
	$140	Brazilian Government International Bond (b)	5.875		01/15/19	150,990
	110	Brazilian Government International Bond	7.125		01/20/37	126,500
	400	Brazilian Government International Bond (b)	11.00		08/17/40	537,600
	240	Brazilian Government International Bond (Series A)	8.00		01/15/18	279,600
	230	Brazilian Government International Bond (Series B)	8.875		04/15/24	306,475

		Total Brazil				2,787,515

		Canada (1.9%)
		Diversified Minerals (0.6%)
	510	Teck Resources Ltd.	10.25		05/15/16	617,100

		Metal – Aluminum (0.5%)
	500	Novelis, Inc.	7.25		02/15/15	495,000

		Oil Company – Exploration & Production (0.3%)
	375	OPTI Canada, Inc.	8.25		12/15/14	361,875

		Pipelines (0.5%)
	590	Kinder Morgan Finance Co. ULC	5.70		01/05/16	584,100

		Total Canada				2,058,075

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN				COUPON	MATURITY
THOUSANDS				RATE	DATE	VALUE
			Cayman Islands (0.4%)
			Diversified Minerals (0.2%)
	$185		Vale Overseas Ltd. (b)	5.625%	09/15/19	$195,022
	50		Vale Overseas Ltd.	6.875	11/10/39	52,711

						247,733

			Oil Company – Integrated (0.2%)
	225		Petrobras International Finance Co.	5.75	01/20/20	229,650

			Total Cayman Islands			477,383

			Croatia (0.1%)
			Foreign Government Obligation
	100		Croatia Government International Bond (144A) (c)	6.75	11/05/19	108,108

			Denmark (0.0%)
			Finance – Mortgage Loan/Banker (0.0%)
DKK	(e	)	Nordea Kredit Realkreditaktieselskab (Series ANN)	5.00	07/01/29	23

			Mortgage Banks (0.0%)
	205		Realkredit Danmark A/S	6.00	10/01/29	39,440

			Total Denmark			39,463

			Dominican Republic (0.0%)
			Foreign Government Obligation
	$33		Dominican Republic International Bond	9.04	01/23/18	36,806

			Ecuador (0.2%)
			Foreign Government Obligation
	258		Ecuador Government International Bond	9.375	12/15/15	241,875

			France (0.4%)
			Government Guaranteed Non-U.S. (0.2%)
	192		Societe Financement de l’Economie Francaise (144A) (c)	3.375	05/05/14	199,740

			Multimedia (0.1%)
	90		Vivendi (144A) (c)	6.625	04/04/18	99,854

			Seismic Data Collection (0.1%)
	125		Cie Generale de Geophysique-Veritas	7.50	05/15/15	127,188

			Total France			426,782

			Georgia (0.1%)
			Foreign Government Obligation
	100		Georgia Government International Bond	7.50	04/15/13	104,450

			Ghana (0.4%)
			Foreign Government Obligation
	359		Republic of Ghana (144A) (b)(c)	8.50	10/04/17	399,387

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE
		Indonesia (1.3%)
		Foreign Government Obligations (1.1%)
	$115	Indonesia Government International Bond	7	.75%	01/17/38	$134,838
	412	Indonesia Government International Bond (144A) (c)	7.75		01/17/38	485,130
	425	Indonesia Government International Bond (144A) (c)	11.625		03/04/19	616,250

						1,236,218

		Paper & Related Products (0.2%)
	1,648	Tjiwi Kimia Finance BV	0.00		04/29/27	32,953
	9	Tjiwi Kimia Finance BV	3	.05 (a)	04/29/15	1,987
	667	Tjiwi Kimia Finance BV	3	.094(a)	04/29/18	131,737
	277	Tjiwi Kimia International	3	.05 (a)	04/29/15	64,324

						231,001

		Total Indonesia				1,467,219

		Ivory Coast (0.1%)
		Foreign Government Obligation
	136	Ivory Coast Government International Bond	2	.45 (a)	12/31/32	82,620

		Lithuania (0.1%)
		Foreign Government Obligation
	100	Republic of Lithuania (144A) (c)	6.75		01/15/15	108,509

		Luxembourg (2.6%)
		Commercial Banks (0.4%)
	214	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	6.299		05/15/17	222,068
	220	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	7.175		05/16/13	237,578

						459,646

		Electric – Integrated (0.3%)
	375	Enel Finance International SA (144A) (c)	5.125		10/07/19	369,183

		Foreign Government Obligation (0.5%)
	540	European Investment Bank	3.25		10/14/11	558,513

		Steel – Producers (0.4%)
	305	ArcelorMittal	9.85		06/01/19	397,830

		Telecommunication Services (1.0%)
	250	Wind Acquisition Finance SA (144A) (c)	11.75		07/15/17	279,375
	740	Wind Acquisition Finance SA (144A) (c)	12.00		12/01/15	793,650

						1,073,025

		Total Luxembourg				2,858,197

		Mexico (1.4%)
		Foreign Government Obligations
MXN	2,340	Mexican Bonos (Series M 20)	8.50		05/31/29	201,705
	6,030	Mexican Bonos (Series M 30)	8.50		11/18/38	509,812

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE
MXN	2,208	Mexican Udibonos	4	.00%	06/13/19	$187,761
	$430	Mexico Government International Bond (Series A)	6.75		09/27/34	468,700
	130	United Mexican States	6.05		01/11/40	128,050
	86	United Mexican States (Series E)	5.95		03/19/19	92,966

		Total Mexico				1,588,994

		Netherlands (1.6%)
		Electric – Generation (0.5%)
	475	Intergen N.V. (144A) (c)	9.00		06/30/17	498,750

		Multi-line Insurance (0.2%)
	225	Aegon N.V.	4.625		12/01/15	229,375

		Oil Companies – Exploration & Production (0.8%)
	100	KazMunaiGaz Finance Sub BV (144A) (c)(f)	7.00		05/05/20	101,501
	650	KazMunaiGaz Finance Sub BV (144A) (c)	9.125		07/02/18	768,625

						870,126

		Special Purpose Entity (0.1%)
	120	Intergas Finance BV	6.375		05/14/17	125,100

		Total Netherlands				1,723,351

		New Zealand (0.3%)
		Government Guaranteed Non-U.S.
	330	Westpac Securities NZ Ltd. (144A) (b)(c)	2.50		05/25/12	337,294

		Peru (1.3%)
		Foreign Government Obligations
	470	Peruvian Government International Bond (b)	7.125		03/30/19	555,164
	400	Peruvian Government International Bond	7.35		07/21/25	468,000
	333	Peruvian Government International Bond	8.75		11/21/33	441,225

		Total Peru				1,464,389

		Philippines (0.5%)
		Foreign Government Obligations
	300	Philippine Government International Bond	8.375		06/17/19	373,860
	175	Philippine Government International Bond (b)	8.875		03/17/15	215,687

		Total Philippines				589,547

		Qatar (0.1%)
		Foreign Government Obligation
	130	Qatar Government International Bond (144A) (c)	4.00		01/20/15	134,062

		Russia (1.5%)
		Foreign Government Obligation
	1,466	Russian Foreign Bond – Eurobond	7.50		03/31/30	1,689,385

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE	VALUE
		South Korea (0.2%)
		Foreign Government Obligations
	$100	Export-Import Bank of Korea (b)	4.125%	09/09/15	$101,236
	80	Korea Development Bank (b)	8.00	01/23/14	92,692

		Total South Korea			193,928

		Switzerland (0.6%)
		Commercial Banks (0.2%)
	250	Credit Suisse	5.30	08/13/19	262,011

		Diversified Financial Services (0.3%)
	305	UBS AG (Series DPNT)	3.875	01/15/15	308,158

		Energy Equipment & Services (0.1%)
	95	Weatherford International Ltd.	9.625	03/01/19	123,058

		Total Switzerland			693,227

		Turkey (1.6%)
		Foreign Government Obligations
TRY	529	Turkey Government Bond (Series CPI)	4.50	02/11/15	373,580
	$14	Turkey Government International Bond	6.75	04/03/18	15,295
	140	Turkey Government International Bond	6.75	05/30/40	138,600
	687	Turkey Government International Bond	6.875	03/17/36	693,011
	50	Turkey Government International Bond	7.50	07/14/17	57,125
	230	Turkey Government International Bond	7.50	11/07/19	261,913
	180	Turkey Government International Bond (b)	8.00	02/14/34	206,775

		Total Turkey			1,746,299

		Ukraine (0.6%)
		Foreign Government Obligations
	240	Ukraine Government International Bond	6.58	11/21/16	234,744
	300	Ukraine Government International Bond	6.75	11/14/17	291,000
	140	Ukraine Government International Bond (144A) (c)	7.65	06/11/13	144,200

		Total Ukraine			669,944

		United Kingdom (1.8%)
		Advertising Services (0.2%)
	165	WPP Finance	8.00	09/15/14	190,689

		Commercial Banks Non-U.S. (1.1%)
	245	Barclays Bank PLC	6.75	05/22/19	275,548
	195	HBOS PLC (144A) (c)	6.75	05/21/18	187,000
	395	Royal Bank of Scotland PLC (The)	4.875	03/16/15	405,446
	160	Standard Chartered Bank (144A) (c)	6.40	09/26/17	173,321
	200	Standard Chartered PLC (144A) (b)(c)	3.85	04/27/15	201,206

					1,242,521

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Diversified Minerals (0.2%)
$135	Anglo American Capital PLC (144A) (b)(c)	9.375%	04/08/19	$176,117

	Telephone – Integrated (0.3%)
44	Virgin Media Finance PLC	8.75	04/15/14	45,045
290	Virgin Media Finance PLC	9.125	08/15/16	311,025

				356,070

	Total United Kingdom			1,965,397

	Uruguay (0.1%)
	Foreign Government Obligation
107	Uruguay Government International Bond	8.00	11/18/22	127,865

	Venezuela (1.6%)
	Foreign Government Obligations
199	Republic of Venezuela	5.75	02/26/16	144,275
328	Republic of Venezuela	7.00	03/31/38	193,520
100	Venezuela Government International Bond	6.00	12/09/20	63,000
200	Venezuela Government International Bond	7.65	04/21/25	129,500
214	Venezuela Government International Bond	9.00	05/07/23	160,500
458	Venezuela Government International Bond	9.25	09/15/27	358,385
220	Venezuela Government International Bond	9.25	05/07/28	163,900
500	Venezuela Government International Bond (b)	10.75	09/19/13	487,500

	Total Venezuela			1,700,580

	Total Foreign Government & Corporate Bonds (Cost $25,993,763)			27,108,065

	Domestic Corporate Bonds (52.6%)
	Advanced Materials/Products (0.2%)
215	Hexcel Corp. (b)	6.75	02/01/15	215,000

	Agricultural Operations (0.1%)
100	Bunge Ltd. Finance Corp.	8.50	06/15/19	118,979

	Auto – Medium & Heavy Duty Trucks (0.4%)
440	Navistar International Corp. (b)	8.25	11/01/21	466,400

	Beverages – Wine/Spirits (0.5%)
570	Constellation Brands, Inc.	7.25	05/15/17	584,250

	Building – Residential/Commercial (0.4%)
400	K Hovnanian Enterprises, Inc. (b)	10.625	10/15/16	440,000

	Cable/Satellite TV (2.7%)
575	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (c)	10.875	09/15/14	652,625
1,170	CSC Holdings, LLC (144A) (b)(c)	8.625	02/15/19	1,284,075
160	DIRECTV Holdings LLC/Financing Co., Inc.	7.625	05/15/16	178,818

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$545	DISH DBS Corp.	6.625%	10/01/14	$551,813
300	DISH DBS Corp.	7.00	10/01/13	312,000

				2,979,331

	Casino Gaming (1.3%)
6,500	Aladdin Gaming Holdings LLC (Series B) (g)(h)(i)	13.50	03/01/10	0
495	Harrah’s Operating Co., Inc.	11.25	06/01/17	542,025
480	Las Vegas Sands Corp. (b)	6.375	02/15/15	468,000
390	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (b)	6.625	12/01/14	396,825

				1,406,850

	Casino Hotels (0.8%)
975	MGM Mirage	6.75	04/01/13	931,125

	Cellular Telephone (0.8%)
850	Nextel Communications, Inc. (Series E)	6.875	10/31/13	839,375

	Chemicals – Diversified (0.3%)
295	Westlake Chemical Corp.	6.625	01/15/16	296,475

	Chemicals – Other (1.2%)
1,275	Innophos, Inc.	8.875	08/15/14	1,319,625

	Chemicals – Plastics (0.5%)
550	Hexion Finance Escrow LLC/Hexion Escrow Corp. (144A) (c)	8.875	02/01/18	543,813

	Coal (0.6%)
175	Foundation PA Coal Co. LLC	7.25	08/01/14	179,812
465	Massey Energy Co.	6.875	12/15/13	453,375

				633,187

	Commercial Banks (0.6%)
320	Discover Bank/Greenwood	7.00	04/15/20	329,373
280	Regions Financial Corp.	5.75	06/15/15	280,583

				609,956

	Commercial Services (0.3%)
320	Ticketmaster Entertainment Inc.	10.75	08/01/16	361,600

	Computer Services (0.6%)
495	SunGard Data Systems, Inc.	9.125	08/15/13	510,468
145	SunGard Data Systems, Inc. (b)	10.25	08/15/15	153,519

				663,987

	Containers – Metal & Glass (0.4%)
400	Owens-Brockway Glass Container Inc.	6.75	12/01/14	412,000

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Containers – Paper/Plastic (1.7%)
$615	Berry Plastics Corp. (144A) (c)	9	.50%	05/15/18	$612,694
650	Graphic Packaging International, Inc. (b)	9.50		08/15/13	671,125
545	Solo Cup Co. (b)	8.50		02/15/14	550,450

					1,834,269

	Data Processing Services (0.3%)
410	First Data Corp. (b)	9.875		09/24/15	377,200

	Decision Support Software (0.5%)
640	Vangent, Inc.	9.625		02/15/15	606,400

	Direct Marketing (0.3%)
350	Affinion Group, Inc.	11.50		10/15/15	371,000

	Diversified Financial Services (1.2%)
825	Citigroup, Inc. (See Note 6)	8.50		05/22/19	975,526
350	GMAC, Inc.	6.875		09/15/11	357,875

					1,333,401

	Diversified Operation/Commercial Service (0.8%)
555	ARAMARK Corp.	8.50		02/01/15	572,344
305	Susser Holdings LLC/Susser Finance Corp. (144A) (c)(f)	8.50		05/15/16	301,477

					873,821

	E-Commerce/Services (0.5%)
510	Expedia, Inc.	8.50		07/01/16	569,288

	Electric – Generation (1.4%)
415	AES Corp. (The)	8.00		06/01/20	427,450
80	AES Corp. (The) (144A) (b)(c)	8.75		05/15/13	81,600
350	Edison Mission Energy	7.00		05/15/17	256,812
215	Edison Mission Energy (b)	7.75		06/15/16	168,238
245	Homer City Funding LLC	8.137		10/01/19	243,775
305	Midwest Generation LLC (Series B)	8.56		01/02/16	310,732

					1,488,607

	Electric – Integrated (1.0%)
100	Ipalco Enterprises, Inc.	8.625		11/14/11	106,250
990	Mirant Americas Generation LLC (b)	8.50		10/01/21	965,250

					1,071,500

	Electronic Measuring Instrument (0.1%)
65	Agilent Technologies, Inc.	5.50		09/14/15	70,543

	Electronics – Military (0.1%)
125	L-3 Communications Corp.	5.875		01/15/15	127,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Finance – Auto Loans (0.7%)
$790	Ford Motor Credit Co. LLC	7	.00%	04/15/15	$804,214

	Finance – Consumer Loans (0.2%)
225	SLM Corp. (MTN)	8.00		03/25/20	216,924

	Finance – Credit Card (0.9%)
800	American Express Co.	8.125		05/20/19	981,470

	Finance – Investment Banker/Broker (0.5%)
560	LPL Holdings, Inc. (144A) (c)	10.75		12/15/15	588,000

	Finance – Other Services (0.2%)
230	NASDAQ OMX Group, Inc. (The)	5.55		01/15/20	233,668

	Food – Meat Products (0.8%)
415	JBS USA LLC/JBS USA Finance, Inc.	11.625		05/01/14	478,287
420	Smithfield Foods, Inc. (b)	7.00		08/01/11	432,600

					910,887

	Food – Retail (0.6%)
308	Delhaize America, Inc.	9.00		04/15/31	410,352
225	SUPERVALU, Inc. (b)	8.00		05/01/16	230,062

					640,414

	Funeral Service & Related Items (0.3%)
380	Service Corp. International/US	6.75		04/01/16	381,900

	Health Care Providers & Services (0.4%)
390	Healthsouth Corp. (b)	10.75		06/15/16	427,050

	Independent Power Producer (1.1%)
595	NRG Energy, Inc. (b)	8.50		06/15/19	607,644
260	Orion Power Holdings, Inc.	12.00		05/01/10	260,000
400	RRI Energy, Inc. (b)	7.875		06/15/17	386,000

					1,253,644

	Industrial Gases (0.1%)
120	Airgas, Inc. (144A) (c)	7.125		10/01/18	132,300

	Life/Health Insurance (0.1%)
100	Prudential Financial, Inc. (Series D)	6.625		12/01/37	110,613

	Machinery – Farm (0.2%)
245	Case New Holland, Inc. (144A) (c)	7.75		09/01/13	259,088

	Medical – Drugs (0.2%)
185	Axcan Intermediate Holdings, Inc.	12.75		03/01/16	195,175

	Medical – Hospitals (2.8%)
230	CHS/Community Health Systems, Inc.	8.875		07/15/15	242,075
1,655	HCA, Inc.	7.69		06/15/25	1,588,800

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$200	HCA, Inc. (144A) (c)	9	.875%	02/15/17	$222,000
445	Tenet Healthcare Corp. (b)	7.375		02/01/13	458,906
465	Tenet Healthcare Corp. (144A) (b)(c)	10.00		05/01/18	531,844

					3,043,625

	Medical – Nursing Homes (0.6%)
620	Sun Healthcare Group, Inc.	9.125		04/15/15	644,800

	Medical – Outpatient/Home Medical (0.7%)
400	Apria Healthcare Group, Inc. (144A) (c)	11.25		11/01/14	441,500
287	Select Medical Corp.	6	.143(a)	09/15/15	260,452
25	Select Medical Corp.	7.625		02/01/15	23,875

					725,827

	Medical Products (1.2%)
650	Biomet, Inc.	10.00		10/15/17	718,250
370	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	390,350
190	Invacare Corp.	9.75		02/15/15	206,625

					1,315,225

	Multi-line Insurance (0.2%)
150	Allstate Corp. (The)	7.45		05/16/19	179,313

	Multimedia (1.6%)
180	NBC Universal, Inc. (144A) (c)	5.15		04/30/20	182,454
500	News America, Inc.	7.85		03/01/39	613,632
375	Viacom, Inc. (b)	5.625		09/15/19	397,620
480	Viacom, Inc.	6.875		04/30/36	526,580

					1,720,286

	Office Furnishings – Original (0.6%)
644	Interface, Inc.	9.50		02/01/14	668,150

	Oil Companies – Exploration & Production (6.0%)
250	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.	10.75		02/01/18	278,125
150	Chesapeake Energy Corp.	6.375		06/15/15	149,250
592	Chesapeake Energy Corp.	7.50		09/15/13	600,880
480	Chesapeake Energy Corp. (b)	9.50		02/15/15	528,600
595	Denbury Resources, Inc.	9.75		03/01/16	660,450
460	Forest Oil Corp.	7.25		06/15/19	469,200
515	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (c)	7.75		11/01/15	517,575
595	Newfield Exploration Co.	6.625		09/01/14	608,388
440	Pemex Project Funding Master Trust (144A) (b)(c)	1	.557(a)	06/15/10	440,000
410	Pemex Project Funding Master Trust (b)	8.625		12/01/23	478,675
385	Pioneer Natural Resources Co.	6.65		03/15/17	398,376
220	Plains Exploration & Production Co.	7.625		06/01/18	225,225
270	Plains Exploration & Production Co.	7.75		06/15/15	277,425

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$220	Plains Exploration & Production Co.	10	.00%	03/01/16	$244,750
785	SandRidge Energy, Inc. (d)	8.625		04/01/15	794,812

					6,671,731

	Paper & Related Products (2.0%)
685	Georgia-Pacific LLC (144A) (c)	8.25		05/01/16	753,500
205	Glatfelter	7.125		05/01/16	201,156
650	International Paper Co.	7.50		08/15/21	765,004
500	NewPage Corp. (b)	11.375		12/31/14	516,250

					2,235,910

	Pharmacy Services (0.4%)
160	Medco Health Solutions, Inc.	7.125		03/15/18	186,148
250	Omnicare, Inc.	6.75		12/15/13	253,438

					439,586

	Pipelines (1.9%)
600	El Paso Corp.	7.00		06/15/17	619,432
725	Energy Transfer Partners LP	9.00		04/15/19	907,311
125	Sonat, Inc.	7.625		07/15/11	130,778
396	Williams Cos., Inc. (The)	7.875		09/01/21	474,959

					2,132,480

	Property Trust (0.2%)
225	WEA Finance LLC/WT Finance Aust Pty Ltd. (144A) (c)	6.75		09/02/19	252,507

	REIT – Apartments (0.2%)
185	AvalonBay Communities, Inc. (MTN) (b)	6.10		03/15/20	200,864

	REIT – Diversified (0.3%)
180	Duke Realty LP (b)	6.75		03/15/20	189,266
170	Vornado Realty LP	4.25		04/01/15	170,185

					359,451

	REIT – Health Care (0.2%)
170	Health Care, Inc.	6.125		04/15/20	175,766

	REIT – Office Property (0.7%)
110	BioMed Realty LP (144A) (c)	6.125		04/15/20	111,568
575	Mack-Cali Realty L.P.	7.75		08/15/19	675,513

					787,081

	REIT – Regional Malls (0.1%)
70	Simon Property Group LP	6.75		05/15/14	78,295

	Resorts/Theme Parks (0.0%)
3,904	Resort at Summerlin LP (Series B) (d)(g)(h)(i)(j)	13.00		12/15/07	0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Retail – Drug Store (0.6%)
$680	RITE Aid Corp. (b)	8.625%	03/01/15	$606,900

	Retail – Mail Order (0.0%)
50	QVC, Inc. (144A) (b)(c)	7.125	04/15/17	51,000

	Retail – Regional Department Store (0.5%)
145	Kohl’s Corp. (b)	6.875	12/15/37	166,872
410	Macy’s Retail Holdings, Inc.	5.90	12/01/16	424,350

				591,222

	Satellite Telecommunication (1.2%)
290	Hughes Network Systems LLC/HNS Finance Corp.	9.50	04/15/14	300,150
620	Intelsat Corp.	9.25	06/15/16	657,200
360	Intelsat Jackson Holdings Ltd.	9.50	06/15/16	384,300

				1,341,650

	Semiconductor Equipment (0.1%)
140	KLA-Tencor Corp.	6.90	05/01/18	155,059

	Special Purpose Entity (0.8%)
130	CA FM Lease Trust (144A) (c)	8.50	07/15/17	133,548
875	NSG Holdings LLC/NSG Holdings, Inc. (144A) (c)	7.75	12/15/25	800,625

				934,173

	Super-Regional Banks – U.S. (0.4%)
270	KeyCorp (MTN) (b)	6.50	05/14/13	293,993
140	PNC Funding Corp.	6.70	06/10/19	158,904

				452,897

	Telecom Equipment Fiber Optics (0.1%)
35	Corning, Inc. (b)	6.625	05/15/19	39,951
60	Corning, Inc.	7.25	08/15/36	66,397

				106,348

	Telecommunication Services (0.7%)
585	PAETEC Holding Corp. (b)	8.875	06/30/17	604,744
140	SBA Telecommunications, Inc. (144A) (c)	8.25	08/15/19	150,850

				755,594

	Telephone – Integrated (1.7%)
65	CenturyTel, Inc. (Series Q)	6.15	09/15/19	65,288
680	Frontier Communications Corp.	9.00	08/15/31	690,200
315	Sprint Capital Corp.	6.90	05/01/19	299,644
565	Windstream Corp.	7.875	11/01/17	563,587
300	Windstream Corp. (b)	8.125	08/01/13	315,000

				1,933,719

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Theaters (0.3%)
$290	AMC Entertainment, Inc. (b)	8	.75%	06/01/19	$308,850

	Tobacco (0.5%)
485	Altria Group, Inc.	9.25		08/06/19	600,091

	Transport – Services (0.1%)
90	Ryder System, Inc. (MTN)	7.20		09/01/15	102,688

	Total Domestic Corporate Bonds (Cost $63,272,991)				58,251,917

	Asset-Backed Securities (1.0%)
300	Ally Master Owner Trust 2010-3 A (f)	2.88		04/15/13	299,952
125	Ally Master Owner Trust 2010-3 B (f)	3.47		04/15/13	124,973
225	Chesapeake Funding LLC 2009-1 A (144A) (c)	2	.254(a)	12/15/20	226,309
450	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (c)	1	.954(a)	02/15/17	461,793

	Total Asset-Backed Securities (Cost $1,101,551)				1,113,027

	U.S. Government Agencies & Obligations (12.5%)
	Diversified Financial Services (4.7%)
5,000	General Electric Capital Corp. – FDIC Guaranteed (Series G) (b)	2.625		12/28/12	5,153,340

	U.S. Government Agencies (2.2%)
	Federal Home Loan Mortgage Corp.
800	(b)	4.875		06/13/18	863,837
210	(b)	5.125		11/17/17	231,425
600	(b)	6.75		03/15/31	749,102
	Federal National Mortgage Assoc.
350		5.00		05/11/17	383,941
227	356 44 (IO)	6.00		01/01/20	26,988
292	356 45 (IO)	6.00		01/01/20	32,658
80	356 46 (IO)	6.50		12/01/19	11,364
70	356 48 (IO)	7.00		11/01/19	8,701
614	356 25 (IO)	7.00		12/01/34	87,662
326	356 28 (IO)	7.50		12/01/34	50,357
103	356 29 (IO)	8.00		06/01/35	21,079

					2,467,114

	U.S. Government Obligations (5.6%)
	U.S. Treasury Bonds
800	(b)	4.25		05/15/39	764,000
280	(b)	4.625		02/15/40	284,463
3,800	(b)	6.00		02/15/26	4,577,814

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$400		6	.50%	11/15/26	$507,312
40	(b)	6.875		08/15/25	52,113

					6,185,702

	Total U.S. Government Agencies & Obligations (Cost $13,669,493)				13,806,156

	U.S. Government Agencies – Mortgage-Backed Securities (1.3%)
	Federal Home Loan Mortgage Corp. (PC) Gold (0.0%)
14		6.50		02/01/29 – 10/01/32	14,621

	Federal National Mortgage Assoc. (1.1%)
271		6.00		04/01/13 – 01/01/19	293,795
805		6.50		05/01/28 – 10/01/32	887,703
23		7.00		08/01/29 – 11/01/32	24,449

					1,205,947

	Government National Mortgage Assoc. (0.2%)
185		8.00		01/15/22 – 05/15/30	214,627

	Government National Mortgage Assoc. II (0.0%)
42		7.50		07/20/25	46,928

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $1,388,958)				1,482,123

	Municipal Bonds (0.7%)
135	Chicago Transit Authority (Series B)	6.20		12/01/40	140,893
50	Chicago O’Hare International Airport	6.395		01/01/40	52,933
115	City of New York	5.968		03/01/36	118,656
155	Illinois State Toll Highway Authority	6.184		01/01/34	161,716
50	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Ser 2010 J	6.637		04/01/57	53,000
85	Municipal Electric Authority of Georgia	6.655		04/01/57	89,590
140	State of California Various Purpose	5.95		04/01/16	147,343
50	State of California	6.65		03/01/22	53,196

	Total Municipal Bonds (Cost $782,663)				817,327

	Collateralized Mortgage Obligations (4.2%)
353	American Home Mortgage Assets 2006-4 1A3	0	.573(a)	10/25/46	18,702
674	Banc of America Mortgage Securities 2005-12 A2	1.163		01/25/36	535,112
403	Countrywide Alternative Loan Trust 2006-8T1 1A3	6.00		04/25/36	303,827

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$700	Countrywide Home Loans 2007-13 A10	6	.00%	08/25/37	$570,644
	First Horizon Alternative Mortgage Securities
351	2005-FA8 2A1	5.00		11/25/20	322,842
365	2006-FA5 A3	6.25		08/25/36	290,498
350	JP Morgan Mortgage Trust 2006-A3 3A4	5	.733(a)	05/25/36	299,799
350	Lehman Mortgage Trust 2006-1 3A5	5.50		02/25/36	282,261
428	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1	.381(a)	04/25/46	28,720
450	Residential Accredit Loans, Inc. 2006-QS4 A4	6.00		04/25/36	292,514
408	Residential Asset Securitization Trust 2006-A8 1A1	6.00		08/25/36	251,516
	Structured Adjustable Rate Mortgage Loan Trust
734	2004-10 1A1	2	.763(a)	08/25/34	628,029
825	2007-3 4A2	5	.582(a)	04/25/47	561,693
350	WaMu Mortgage Pass-Through Certificates 2005-AR10 1A3	4	.75 (a)	09/25/35	287,881

	Total Collateralized Mortgage Obligations (Cost $5,145,150)				4,674,038

NUMBER OF
SHARES

	Preferred Stock (0.2%)
	Diversified Financial Services
267	GMAC, Inc. (144A) (Cost $111,973) (c)				226,758

	Common Stocks (0.1%)
	Casino Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp. (h)(k)(l)				0

	Communications Equipment (0.0%)
6,574	Orbcomm, Inc. (b)(l)				14,529

	Diversified Telecommunication Services (0.0%)
665	XO Holdings, Inc. (l)(m)				525

	Food Products (0.0%)
2,423	SFAC New Holdings, Inc. (h)(j)(l)(n)				0
445	SFFB Holdings, Inc. (h)(j)(l)				0

					0

	Multi-Utilities (0.0%)
102	PNM Resources, Inc. (b)(j)				1,386

	Restaurants (0.1%)
3,387	American Restaurant Group, Inc. (Class A) (h)(j)(l)				27,096

	Telecommunication Services (0.0%)
12,688	Birch Telecom, Inc. (h)(j)(l)(o)				127

	Textile – Apparel (0.0%)
298,462	U.S. Leather, Inc. (h)(j)(l)				0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

NUMBER OF
SHARES				VALUE
	Wireless Telecommunication Services (0.0%)
677	USA Mobility, Inc. (b)(m)			$9,437

	Total Common Stocks (Cost $42,270,710)			53,100

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Short-Term Investments (26.6%)
	U.S. Government Obligation (1.4%)
$1,595	U.S. Treasury Bill (Cost $1,594,967) (p)(q)	0.15%	05/06/10	1,594,967

	Securities Held as Collateral on Loaned Securities (22.9%)
	Repurchase Agreements (5.2%)
700	Bank of America Securities LLC (0.20%, dated 04/30/10, due 05/03/10; proceeds $699,678; fully collateralized by a U.S. Government Agency security at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 5.50% due 11/01/38; valued at $713,660)			699,667
5,102
Barclays Capital (0.46%, dated 04/30/10, due 05/03/10; proceeds $5,102,285; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: 1-800-FLOWERS.COM, Inc., Acme Packet, Inc., Argon ST, Inc., Atheros Communications, Cardiome Pharma Corp., Career Education Corp., Casual Male Retail Group, Inc., Century Aluminum Co., Cheesecake Factory (The), Inc., Deckers Outdoor Corp., DryShips, Inc., Dyax Corp., ENGlobal Corp., First Niagara Financial Group, Inc., Gen-Probe, Inc., GigaMedia Ltd., HealthTronics, Inc., Hudson City Bancor, Inc., IAC/InterActiveCorp, Interactive Brokers Group, Inc., InterMune, Inc., Ista Pharmaceuticals, Inc., Lamar Advertising Co., Landstar System, Inc., Limelight Networks, Inc., Lincare Holdings, Inc., Lincoln Electric Holdings, Inc., Lufkin Industries, Inc., Mattson Technology, Inc., Pantry (The), Inc., P.F. Chang’s China Bistro, Inc., PMC-Sierra, Inc., People’s United Financial, Inc., Quality Systems, Inc., Regeneron Pharmaceuticals, Inc., Royal Gold, Inc., Savient Pharmaceuticals, Inc., Select Comfort Corp., Sierra Wireless, Inc., Smith & Wesson Holding Corp., Sohu.com, Inc., Steel Dynamics, Inc., SunPower, Corp., Synta Pharmaceuticals Corp., Tellabs, Inc., Westamerica Bancorp., Youbet.com, Inc., Yucheng Technologies Ltd.; valued at $5,357,194)
				5,102,089

	Total Repurchase Agreements (Cost $5,801,756)			5,801,756

NUMBER OF
SHARES (000)

	Investment Company (17.7%)
19,561	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $19,560,730)			19,560,730

	Total Securities Held as Collateral on Loaned Securities (Cost $25,362,486)			25,362,486

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE
	Investment Company (2.3%)
2,501	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $2,500,985)		$2,500,985

	Total Short-Term Investments (Cost $29,458,438)		29,458,438

	Total Investments (Cost $183,195,690) (r)(s)	123.7%	136,990,949
	Liabilities in Excess of Other Assets	(23.7)	(26,274,318)

	Net Assets	100.0%	$110,716,631

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only Security.
MTN	Medium Term Note.
PC	Participation Certificate.
REIT	Real Estate Investment Trust.
(a)	Floating rate security. Rate shown is the rate in effect at April 30, 2010.
(b)	All or a portion of this security was on loan at April 30, 2010.
(c)	Resale is restricted to qualified institutional investors.
(d)	Payment-in-kind security.
(e)	Par less than 1,000.
(f)	Security purchased on a when-issued basis.
(g)	Non-income producing security; bond in default.
(h)	Securities with a total market value equal to $27,223 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 2.
(i)	Issuer in bankruptcy.
(j)	Acquired through exchange offer.
(k)	Resale is restricted, acquired (12/22/98) at a cost basis of $48,586.
(l)	Non-income producing security.
(m)	Illiquid security.
(n)	Resale is restricted, acquired (06/10/99) at a cost basis of $24.
(o)	Resale is restricted, acquired (between 06/18/98 and 08/15/99) at a cost basis of $6,277,972.
(p)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(q)	A portion of this security has been physically segregated in connection with open future and swap contracts.
(r)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis, open futures, open forward foreign currency and open swap contracts.
(s)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,174,528 and the aggregate gross unrealized depreciation is $54,379,269 resulting in net unrealized depreciation of $46,204,741.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

Forward Foreign Currency Contracts Open at April 30, 2010:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
	$186,516	RUB	5,450,000	05/24/2010	$(345)
	$429,829	KRW	478,400,000	05/26/2010	1,465
DKK	250,000		$46,008	06/16/2010	1,297
	$2,055,780	EUR	1,500,000	06/16/2010	(58,284)
	$1,430,415	GBP	950,000	06/16/2010	22,839
	$488,502	IDR	4,435,600,000	07/20/2010	(3,459)

		Net Unrealized Depreciation			$(36,487)

Currency Abbreviations:

BRL	Brazilian Real.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
IDR	Indonesian Rupiah.
KRW	South Korean Won.
MXN	Mexican New Peso.
RUB	Russian Ruble.
TRY	Turkish Lira.

Futures Contracts Open at April 30, 2010:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
292	Long	U.S. Treasury Notes 5 Year, June 2010	$33,830,939	$217,789
27	Long	U.S. Treasury Notes 10 Year, June 2010	3,183,469	45,851
11	Short	U.S. Treasury Bonds 30 Year, June 2010	(1,309,687)	(14,836)
96	Short	U.S. Treasury Notes 2 Year, June 2010	(20,887,500)	(40,238)

		Net Unrealized Appreciation		$208,566

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Portfolio of Investments - April 30, 2010 (unaudited) continued

Interest Rate Swap Contracts Open at April 30, 2010:

	NOTIONAL						UNREALIZED
	AMOUNT		FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)		INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)
Bank of America Group***		$2,300	3 Month LIBOR	Pay	5.343%	04/07/20	$35,673
Bank of America Group		558	3 Month LIBOR	Receive	4.643	04/07/40	(33,742)
Credit Suisse Group		11,880	3 Month LIBOR	Receive	2.625	03/11/15	(37,303)
Credit Suisse Group***		7,235	3 Month LIBOR	Pay	5.086	12/23/19	53,973
Credit Suisse Group		1,736	3 Month LIBOR	Receive	4.386	12/23/39	(28,661)
Deutsche Bank AG		5,340	3 Month LIBOR	Receive	2.898	01/11/15	(95,319)
Deutsche Bank AG***		24,908	3 Month LIBOR	Pay	4.40	10/01/16	(89,669)
Deutsche Bank AG***		13,399	3 Month LIBOR	Receive	4.41	10/03/18	111,748
JP Morgan Chase Group***		2,320	3 Month LIBOR	Pay	5.395	04/07/20	40,646
JP Morgan Chase Group		555	3 Month LIBOR	Receive	4.69	04/07/40	(38,090)
UBS AG		570	3 Month LIBOR	Receive	2.841	01/08/15	(8,818)
UBS AG	SEK	19,500	3 Month STIBOR	Receive	2.55	04/26/15	(13,450)
UBS AG***		23,600	3 Month STIBOR	Pay	4.055	04/26/20	29,360

				Net Unrealized Depreciation			$(73,652)

Zero Coupon Swap Contracts Open at April 30, 2010:

	NOTIONAL
	AMOUNT	FLOATING RATE	PAY/RECEIVE	TERMINATION	UNREALIZED
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	DATE	DEPRECIATION
Barclays Bank Group^^	$5,085	3 Month LIBOR	Pay	11/15/19	$(140,341)
Barclays Bank Group^	5,085	3 Month LIBOR	Receive	11/15/19	(394,082)
Barclays Bank Group^	3,825	3 Month LIBOR	Receive	11/15/21	(268,542)
JPMorgan Chase Bank N.A. New York^	2,905	3 Month LIBOR	Receive	05/15/21	(222,786)

		Total Unrealized Depreciation			$(1,025,751)

LIBOR	London Interbank Offered Rate.
STIBOR	Stockholm Interbank Offered Rate.
^	Portfolio will make payments of $1,971,912, $1,713,065, and $1,272,186, respectively, on termination date.
^^	Portfolio will receive $1,396,341 on termination date.
***	Forward interest rate swap contract. Periodic payments on a specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements

Statement of Assets and Liabilities
April 30, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $160,242,210) (including $24,600,519 for securities loaned)	$113,953,708
Investment in affiliates, at value (cost $22,953,480)	23,037,241
Unrealized appreciation on open swap contracts	271,400
Unrealized appreciation on open forward foreign currency contracts	25,601
Receivable for:
Interest	1,712,795
Investments sold	560,709
Swaps contracts collateral due from broker	300,000
Variation margin	77,741
Interest and dividends from affiliates	31,274
Shares of beneficial interest sold	19,559
Periodic interest on open swap contracts	6,018
Dividends	4,789
Foreign withholding taxes reclaimed	1,278
Premium paid on open swap contracts	200
Prepaid expenses and other assets	52,936

Total Assets	140,055,249

Liabilities:
Unrealized depreciation on open swap contracts	1,370,803
Collateral on securities loaned, at value	25,362,486
Unrealized depreciation on open forward foreign currency contracts	62,088
Payable for:
Investments purchased	1,236,686
Swap contracts termination	555,303
Shares of beneficial interest redeemed	341,195
Periodic interest on open swap contracts	126,650
Dividends to shareholders	43,249
Distribution fee	36,063
Investment advisory fee	28,737
Administration fee	7,304
Transfer agent fee	5,932
Payable to bank	979
Accrued expenses and other payables	161,143

Total Liabilities	29,338,618

Net Assets	$110,716,631

Composition of Net Assets:
Paid-in-capital	$397,174,096
Net unrealized depreciation	(47,131,403)
Accumulated undistributed net investment income	47,924
Accumulated net realized loss	(239,373,986)

Net Assets	$110,716,631

Class A Shares:
Net Assets	$83,020,098
Shares Outstanding (unlimited shares authorized, $.01 par value)	15,991,495
Net Asset Value Per Share	$5.19

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$5.42

Class B Shares:
Net Assets	$19,084,363
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,665,213
Net Asset Value Per Share	$5.21

Class C Shares:
Net Assets	$7,780,654
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,498,965
Net Asset Value Per Share	$5.19

Class I Shares:
Net Assets	$831,516
Shares Outstanding (unlimited shares authorized, $.01 par value)	158,959
Net Asset Value Per Share	$5.23

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements continued

Statement of Operations
For the six months ended April 30, 2010 (unaudited)

Net Investment Income:
Income
Interest (net of $443 foreign withholding tax)	$4,339,745
Interest and dividends from affiliates	36,225
Income from securities loaned — net	23,428
Dividends	9,437

Total Income	4,408,835

Expenses
Distribution fee (Class A shares)	104,555
Distribution fee (Class B shares)	91,046
Distribution fee (Class C shares)	33,140
Investment advisory fee	181,937
Professional fees	138,890
Transfer agent fees and expenses	65,334
Administration fee	45,484
Shareholder reports and notices	37,512
Registration fees	23,764
Trustees’ fees and expenses	15,163
Custodian fees	8,772
Other	22,890

Total Expenses	768,487
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(960)

Net Expenses	767,527

Net Investment Income	3,641,308

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	1,803,460
Futures contracts	12,242
Swap contracts	(82,434)
Forward foreign currency contracts	(413,398)
Foreign currency translation	4,959

Net Realized Gain	1,324,829

Change in Unrealized Appreciation/Depreciation on:
Investments	639,283
Investments in affiliates	12,144
Futures contracts	293,367
Swap contracts	(189,602)
Forward foreign currency contracts	(45,698)
Foreign currency translation	846

Net Change in Unrealized Appreciation/Depreciation	710,340

Net Gain	2,035,169

Net Increase	$5,676,477

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	APRIL 30, 2010	OCTOBER 31, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,641,308	$8,478,463
Net realized gain (loss)	1,324,829	(30,407,161)
Net change in unrealized appreciation/depreciation	710,340	50,392,378

Net Increase	5,676,477	28,463,680

Dividends to Shareholders from Net Investment Income:
Class A shares	(3,430,995)	(6,649,036)
Class B shares	(812,178)	(2,264,665)
Class C shares	(296,216)	(592,861)
Class I shares	(35,288)	(97,054)

Total Dividends	(4,574,677)	(9,603,616)

Net decrease from transactions in shares of beneficial interest	(9,312,433)	(18,052,221)

Net Increase (Decrease)	(8,210,633)	807,843
Net Assets:
Beginning of period	118,927,264	118,119,421

End of Period (Including accumulated undistributed net investment income of $47,924 and $981,293, respectively)	$110,716,631	$118,927,264

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Flexible Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

G. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended October 31, 2009 remains subject to examination by taxing authorities.

H. Swaps — The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits of underlying issue in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis as earned with the net amount accrued recorded within realized gains/losses on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

The Fund may also enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. These are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. They generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into them on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on the Statement of Operations. Risk may arise as a result of the potential inability of the counterparties to meet the terms of the contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

I. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2010 were $24,600,519 and $25,362,486, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

J. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

L. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Foreign Corporate Bonds	$10,414,963	$39,440	$10,375,523	—
Foreign Government Obligations	16,693,102	—	16,693,102	—
Domestic Corporate Bonds	58,251,917	—	58,251,917	$0
Asset-Backed Securities	1,113,027	—	1,113,027	—
U.S. Government Agencies & Obligations	13,806,156	—	13,806,156	—
U.S. Government Agencies – Mortgage-Backed Securities	1,482,123	—	1,482,123	—
Municipal Bonds	817,327	—	817,327	—
Collateralized Mortgage Obligations	4,674,038	—	4,674,038	—
Preferred Stock	226,758	—	226,758	—

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Common Stocks
Casino Gaming	0	—	—	0
Communications Equipment	14,529	14,529	—	—
Diversified Telecommunication Services	525	—	525	—
Food Products	0	—	—	0
Multi-Utilities	1,386	1,386	—	—
Restaurants	27,096	—	—	27,096
Telecommunication Services	127	—	—	127
Textile – Apparel	0	—	—	0
Wireless Telecommunication Services	9,437	9,437	—	—

Total Common Stocks	53,100	25,352	525	27,223

Short-Term Investments
U.S. Government Obligation	1,594,967	—	1,594,967	—
Repurchase Agreements	5,801,756	—	5,801,756	—
Investment Company	22,061,715	22,061,715	—	—

Total Short-Term Investments	29,458,438	22,061,715	7,396,723	—

Forward Foreign Currency Contracts	25,601	—	25,601	—
Futures	263,640	263,640	—	—
Interest Rate Swaps	271,400	—	271,400	—

Total	$137,551,590	$22,390,147	$115,134,220	$27,223

Liabilities:
Forward Foreign Currency Contracts	$(62,088)	—	$(62,088)	—
Futures	(55,074)	$(55,074)	—	—
Interest Rate Swaps	(345,052)	—	(345,052)	—
Zero Coupon Swaps	(1,025,751)	—	(1,025,751)	—

Total	$(1,487,965)	$(55,074)	$(1,432,891)	—

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Forward Foreign Currency Contracts  The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the six months ended April 30, 2010, the value of forward foreign currency contracts opened and closed were $13,664,882 and $15,152,805, respectively.

Futures  To hedge against adverse interest rate and market risks on portfolio position or anticipated positions in U.S. Government securities, the Fund may enter into interest rate, swap and Eurodollar futures contacts (“futures contracts”). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the six months ended April 30, 2010, were as follows:

NUMBER OF
CONTRACTS
Futures, outstanding at beginning of the period	228
Futures opened	1,563
Futures closed	(1,365)

Futures, outstanding at end of the period	426

Swaps  The Fund may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) (“swaps”) and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

securities the Fund anticipates purchasing at a later date. Swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if the Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

Transactions in swap contracts for the six months ended April 30, 2010, were as follows:

	NOTIONAL	NOTIONAL	NOTIONAL
	AMOUNT	AMOUNT	AMOUNT
	(000’S)	(000’S)	(000’S)
Swaps, outstanding at beginning of period	$68,217	EUR 16,130	—
Swaps opened	52,719	—	SEK 43,100
Swaps closed	(33,235)	EUR (16,130)	—

Swaps, outstanding at end of period	$87,701	—	SEK 43,100

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2010.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Interest Rate Risk	Variation margin	$263,640†	Variation margin	$(55,074)†
	Unrealized appreciation on open swap contracts	271,400	Unrealized depreciation on open swap contracts	(1,370,803)
Foreign Currency Risk	Unrealized appreciation on open forward foreign currency contracts	25,601	Unrealized depreciation on open forward foreign currency contracts	(62,088)

		$560,641		$(1,487,965)

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended April 30, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
		FORWARD FOREIGN
PRIMARY RISK EXPOSURE	FUTURES	CURRENCY	SWAPS

Interest Rate Risk	$12,242	—	$(82,434)
Foreign Currency Risk	—	$(413,398)	—

Total	$12,242	$(413,398)	$(82,434)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
		FORWARD FOREIGN
PRIMARY RISK EXPOSURE	FUTURES	CURRENCY	SWAPS
Interest Rate Risk	$293,367	—	$(189,602)
Foreign Currency Risk	—	$(45,698)	—

Total	$293,367	$(45,698)	$(189,602)

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C – up to 0.85% of the average daily net assets of Class C shares.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,600,848 at April 30, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $75, $10,297 and $183, respectively and received $6,133 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended April 30, 2010, advisory fees paid were reduced by $960 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in “interest and dividends from affiliates” in the Statement of Operations and totaled $1,045 for the six months ended April 30, 2010. During the six months ended April 30, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $41,290,666 and $39,580,546, respectively.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2010 aggregated $42,371,660 and $53,323,769 respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $16,701,368 and $29,825,954, respectively.

The Fund had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the six months ended April 30, 2010:

		NET REALIZED
PURCHASES	SALES	GAINS(LOSS)	INCOME	VALUE
—	—	—	$35,180	$975,526

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2010, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $13,367. At April 30, 2010, the Fund had an accrued pension liability of $93,111, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	APRIL 30, 2010		OCTOBER 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	665,794	$3,428,726	2,335,529	$10,758,037
Conversion from Class B	76,992	395,301	166,691	764,787
Reinvestment of dividends	616,222	3,156,578	1,369,082	6,181,058
Redeemed	(2,077,716)	(10,680,659)	(3,975,887)	(18,171,134)

Net decrease – Class A	(718,708)	(3,700,054)	(104,585)	(467,252)

CLASS B SHARES
Sold	229,150	1,183,337	835,407	3,865,432
Conversion to Class A	(76,756)	(395,301)	(166,335)	(764,787)
Reinvestment of dividends	141,785	728,078	467,561	2,088,064
Redeemed	(1,308,043)	(6,748,442)	(4,024,987)	(18,298,083)

Net decrease – Class B	(1,013,864)	(5,232,328)	(2,888,354)	(13,109,374)

CLASS C SHARES
Sold	84,453	433,812	223,194	1,018,210
Reinvestment of dividends	55,365	283,563	127,010	571,242
Redeemed	(202,859)	(1,041,245)	(474,258)	(2,128,591)

Net decrease – Class C	(63,041)	(323,870)	(124,054)	(539,139)

CLASS I SHARES
Sold	2	14	14,030	65,757
Reinvestment of dividends	6,647	34,316	21,346	94,059
Redeemed	(17,411)	(90,511)	(993,192)	(4,096,272)

Net decrease – Class I	(10,762)	(56,181)	(957,816)	(3,936,456)

Net decrease in Fund	(1,806,375)	$(9,312,433)	(4,074,809)	$(18,052,221)

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Flexible Income Trust
Notes to Financial Statements - April 30, 2010 (unaudited) continued

As of October 31, 2009, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default, capital loss deferrals on wash sales and straddles and dividend payable.
9. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
10. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund’s financial statements, if any, is currently being assessed.

Morgan Stanley Flexible Income Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.14		$4.34		$6.10		$6.07		$6.14	$6.36

Income (loss) from investment operations:
Net investment income(1)	0.17		0.36		0.34		0.40		0.35	0.31
Net realized and unrealized gain (loss)	0.09		0.84		(1.67)		0.00		0.07	(0.07)

Total income (loss) from investment operations	0.26		1.20		(1.33)		0.40		0.42	0.24

Less dividends from net investment income	(0.21)		(0.40)		(0.43)		(0.37)		(0.49)	(0.46)

Net asset value, end of period	$5.19		$5.14		$4.34		$6.10		$6.07	$6.14

Total Return(2)	5.17	%(6)	29.68%		(23.31)%		6.72%		7.16%	3.91%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.20	%(4)(7)	1.17	%(4)	1.10	%(4)	1.05	%(4)	1.01%	0.95%
Net investment income	6.55	%(4)(7)	7.72	%(4)	6.02	%(4)	6.53	%(4)	5.84%	5.32%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$83,020		$85,901		$72,985		$109,541		$116,819	$121,217
Portfolio turnover rate	38%(6)		121%		65%		67%		67%	137%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.15		$4.35		$6.11		$6.08		$6.15	$6.37

Income (loss) from investment operations:
Net investment income(1)	0.15		0.33		0.30		0.36		0.32	0.30
Net realized and unrealized gain (loss)	0.10		0.84		(1.67)		0.00		0.06	(0.10)

Total income (loss) from investment operations	0.25		1.17		(1.37)		0.36		0.38	0.20

Less dividends from net investment income	(0.19)		(0.37)		(0.39)		(0.33)		(0.45)	(0.42)

Net asset value, end of period	$5.21		$5.15		$4.35		$6.11		$6.08	$6.15

Total Return(2)	5.04	%(6)	28.82%		(23.74)%		6.06%		6.51%	3.22%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.80	%(4)(7)	1.77	%(4)	1.70	%(4)	1.66	%(4)	1.61%	1.57%
Net investment income	5.95	%(4)(7)	7.12	%(4)	5.42	%(4)	5.92	%(4)	5.24%	4.70%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$19,084		$24,119		$32,902		$71,079		$99,127	$145,764
Portfolio turnover rate	38	%(6)	121%		65%		67%		67%	137%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.14		$4.34		$6.10		$6.07		$6.14	$6.36

Income (loss) from investment operations:
Net investment income(1)	0.15		0.33		0.30		0.36		0.32	0.29
Net realized and unrealized gain (loss)	0.09		0.84		(1.67)		0.00		0.06	(0.09)

Total income (loss) from investment operations	0.24		1.17		(1.37)		0.36		0.38	0.20

Less dividends from net investment income	(0.19)		(0.37)		(0.39)		(0.33)		(0.45)	(0.42)

Net asset value, end of period	$5.19		$5.14		$4.34		$6.10		$6.07	$6.14

Total Return(2)	4.86	%(6)	28.92%		(23.78)%		6.07%		6.52%	3.22%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.80	%(4)(7)	1.77	%(4)	1.70	%(4)	1.66	%(4)	1.61%	1.57%
Net investment income	5.95	%(4)(7)	7.12	%(4)	5.42	%(4)	5.92	%(4)	5.24%	4.70%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00%(5)		0.00	%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$7,781		$8,028		$7,316		$12,396		$12,965	$15,464
Portfolio turnover rate	38	%(6)	121%		65%		67%		67%	137%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.18		$4.36		$6.12		$6.09		$6.16	$6.38

Income (loss) from investment operations:
Net investment income(1)	0.17		0.38		0.35		0.42		0.37	0.35
Net realized and unrealized gain (loss)	0.10		0.85		(1.67)		(0.01)		0.06	(0.09)

Total income (loss) from investment operations	0.27		1.23		(1.32)		0.41		0.43	0.26

Less dividends from net investment income	(0.22)		(0.41)		(0.44)		(0.38)		(0.50)	(0.48)

Net asset value, end of period	$5.23		$5.18		$4.36		$6.12		$6.09	$6.16

Total Return(2)	5.26	%(6)	30.33%		(23.17)%		7.12%		7.40%	4.09%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	0.95	%(4)(7)	0.92	%(4)	0.85	%(4)	0.81	%(4)	0.76%	0.72%
Net investment income	6.80	%(4)(7)	7.97	%(4)	6.27	%(4)	6.77	%(4)	6.09%	5.55%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$832		$879		$4,916		$9,713		$11,457	$13,506
Portfolio turnover rate	38	%(6)	121%		65%		67%		67%	137%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in

Morgan Stanley Flexible Income Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Flexible Income Trust

Semiannual
Report

April 30, 2010

DINSAN
IU10-02442P-Y04/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of
EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Flexible Income Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
June 22, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
June 22, 2010

/s/ Francis Smith Francis Smith
Principal Financial Officer
June 22, 2010

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